UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 2653

Dreyfus Bond Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31

Date of reporting period:	11/30/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund
November 30, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--100.2%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--4.3%
Alabama Public School and College
Authority (Capital Improvement)	5.50	7/1/19	29,250,000	30,487,567
Courtland Industrial Development
Board, EIR (International
Paper Company Project)	6.25	8/1/25	8,000,000	8,297,920
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/19	23,000,000	24,596,200
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	20,000,000	21,343,600
Alaska--1.0%
Alaska Energy Authority,
Power Revenue (Bradley Lake
Hydroelectric Project)
(Insured; FSA)	6.00	7/1/17	5,730,000	6,654,650
Alaska International Airports
System, Revenue (Insured;
AMBAC)	5.75	10/1/12	4,500,000 a	4,983,570
Anchorage,
Electric Utility Revenue
(Insured; MBIA)	6.50	12/1/15	6,135,000	7,351,693
Arizona--1.9%
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Company
Project)	5.85	3/1/28	7,750,000	7,750,000
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Company
Project)	5.88	3/1/33	28,570,000	28,569,429
California--11.4%
California,
GO (Various Purpose)	5.50	4/1/14	4,205,000 a	4,713,258
California,
GO (Various Purpose)	5.50	4/1/14	9,545,000 a	10,698,704
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Kern County Tobacco Funding
Corporation)	6.25	6/1/37	6,100,000	6,182,167
California Department of Veterans
Affairs, Home Purchase Revenue	5.00	12/1/42	8,000,000	7,668,800
California Department of Water

Resources, Power Supply Revenue	5.13	5/1/12	20,500,000 a	22,252,135
California Department of Water
Resources, Water Revenue
(Central Valley Project)	5.50	12/1/11	1,280,000 a	1,389,530
California Department of Water
Resources, Water Revenue
(Central Valley Project)	5.50	12/1/16	6,390,000	6,913,085
California Educational Facilities
Authority, Revenue (University
of Southern California)	4.50	10/1/33	15,085,000	14,828,404
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	11/15/46	10,400,000	10,608,936
California Housing Finance Agency,
Home Mortgage Revenue	4.80	8/1/37	5,000,000	4,843,600
California Public Works Board,
LR (Department of Mental
Health) (Coalinga State
Hospital)	5.13	6/1/29	7,000,000	7,115,990
California Public Works Board,
LR (Various University of
California Projects)	5.50	6/1/14	9,750,000	10,592,400
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center
Project)	5.38	12/1/37	10,325,000 b	10,218,756
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/42	60,655,000	9,758,783
Chula Vista,
IDR (San Diego Gas and
Electric)	5.50	12/1/21	10,000,000	10,441,500
Coast Community College District,
GO (Insured; FSA)	0.00	8/1/29	15,000,000	11,869,500
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.50	6/1/13	28,495,000 a	31,380,404
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
FGIC)	5.50	6/1/13	11,500,000 a	12,664,490
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	27,575,000	25,964,620
San Mateo County Community College
District, GO (Insured; MBIA)	0.00	9/1/25	10,000,000	4,227,600
Colorado--.2%
University of Colorado Hospital
Authority, Revenue	5.00	11/15/37	5,000,000	4,772,300

Delaware--.4%
Delaware Economic Development
Authority, Water Revenue
(United Water Delaware
Project) (Insured; AMBAC)	6.20	6/1/25	5,000,000	5,008,500
Delaware River and Bay Authority,
Revenue (Insured; MBIA)	5.25	1/1/13	2,015,000 a	2,192,118
District of Columbia--1.3%
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.50	5/15/33	12,855,000	13,055,538
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	0.00	6/15/46	184,975,000	12,972,297
Florida--4.5%
Florida Department of
Environmental Protection,
Revenue (Insured; FGIC)	5.75	7/1/13	10,270,000	10,977,603
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	5.10	7/1/31	9,680,000	9,633,536
Florida State Board of Education,
Public Education Capital Outlay	5.50	6/1/16	12,000,000	12,944,640
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	9,000,000	9,102,330
Orange County,
Tourist Development Tax
Revenue (Insured; AMBAC)	5.00	10/1/24	10,110,000	10,552,110
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	12/1/12	2,090,000 a	2,336,536
Orlando Utilities Commission,
Water and Electric Revenue	6.75	10/1/17	15,875,000	18,939,986
Tampa,
Utility Tax and Special
Revenue (Insured; AMBAC)	5.75	10/1/13	9,100,000	10,151,505
Tampa Bay Water,
Utility System Improvement
Revenue (Insured; FGIC)	5.25	10/1/19	2,575,000	2,719,689
Georgia--7.6%
Atlanta Development Authority,
Student Housing Revenue
(ADA/CAU Partners, Inc.
Project at Clark Atlanta
University) (Insured; ACA)	6.25	7/1/14	4,575,000	4,910,347
Augusta,

Water and Sewerage Revenue
(Insured; FSA)	5.25	10/1/39	30,125,000	31,669,810
Chatham County Hospital Authority,
Improvement Revenue (Memorial
Health University)	5.75	1/1/29	4,000,000	4,019,120
Fulton County Facilities
Corporation, COP (Fulton
County Public Purpose Project)
(Insured; AMBAC)	5.50	11/1/18	11,630,000	12,320,008
Georgia	5.80	11/1/09	19,580,000 a	20,882,657
Georgia	5.80	11/1/09	20,000,000 a	21,330,600
Georgia	5.00	8/1/23	19,750,000	21,311,632
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue
(Insured; FGIC)	5.25	7/1/32	18,000,000	20,181,960
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	5.63	9/1/14	5,100,000 a	5,801,658
Private Colleges and Universities
Authority, Revenue (Mercer
University Project)	5.75	10/1/11	6,000,000 a	6,630,000
Hawaii--.8%
Hawaii
(Insured; FSA)	5.80	9/1/09	14,000,000 a	14,733,740
Idaho--.7%
Idaho Housing Agency,
MFHR	6.70	7/1/24	8,300,000	8,308,549
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	4,750,000	4,883,665
Illinois--4.1%
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; FGIC)	5.25	1/1/23	21,370,000	22,586,380
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; FSA)	5.75	1/1/24	9,215,000	9,811,856
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; MBIA)	5.25	1/1/27	2,500,000	2,559,975
Chicago O'Hare International
Airport, Special Facility
Revenue (American Airlines,
Inc. Project)	5.50	12/1/30	12,000,000	10,584,240
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital)	5.50	8/15/43	22,310,000	23,355,000
Illinois Health Facilities
Authority, Revenue (Advocate

Health Care Network)	6.13	11/15/10	10,000,000 a	10,797,200
Indiana--.8%
Indiana Educational Facilities
Authority, Educational
Facilities Revenue (Butler
University Project) (Insured;
MBIA)	5.50	2/1/26	3,500,000	3,656,730
Indiana Transportation Finance
Authority, Highway Revenue
(Insured; FGIC)	5.75	12/1/21	10,000,000	11,715,400
Kansas--1.1%
Wichita,
Hospital Facilities
Improvement Revenue (Christi
Health System)	5.50	11/15/26	7,000,000	7,209,090
Wyandotte County Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.60	9/1/23	12,010,000	13,579,827
Kentucky--.5%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	7,955,000	9,265,825
Maryland--1.0%
Maryland Community Development
Administration, Department of
Housing and Community
Development	6.00	7/1/39	10,000,000 c,d	10,134,200
Maryland Economic Development
Corporation, Student Housing
Revenue (Frostburg State
University Project)	6.25	10/1/33	8,580,000	8,614,406
Massachusetts--4.6%
Massachusetts	6.00	2/1/10	20,000,000 a,c,d	21,304,700
Massachusetts
(Insured; FSA)	5.25	9/1/24	17,000,000	19,163,420
Massachusetts,
Consolidated Loan (Insured;
FSA)	5.25	8/1/24	14,000,000	15,279,600
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; FGIC)	5.25	1/1/14	5,000,000 a	5,482,950
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/22	9,900,000	10,636,659
Massachusetts Housing Finance
Agency, Housing Revenue	5.30	6/1/49	6,250,000	6,267,563
Massachusetts Housing Finance
Agency, SFHR	7.13	6/1/25	950,000	950,086
Massachusetts Municipal Wholesale
Electric Company, Power Supply
System Revenue (Nuclear
Project Number 4 Issue)

(Insured; MBIA)	5.25	7/1/13	10,000,000	10,771,200
Michigan--1.1%
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	7,500,000	7,908,750
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	4,305,000	4,240,253
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/48	9,500,000	9,253,665
Minnesota--1.1%
Minneapolis and Saint Paul
Metropolitan Airports
Commission, Airport Revenue
(Insured; FGIC)	5.75	1/1/10	5,000,000 a	5,297,250
Prior Lake-Savage Area Schools
Independent School District
Number 719, GO School Building
(Insured; FSA)	5.00	2/1/18	1,000,000	1,071,210
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/30	11,000,000	11,243,650
Shakopee Health Care Facilities,
Revenue (Saint Francis
Regional Medical Center)	5.25	9/1/34	3,000,000	2,942,670
Mississippi--.3%
Mississippi Home Corporation,
SFMR (Collateralized: FNMA and
GNMA)	6.25	12/1/32	6,070,000	6,510,803
Missouri--.4%
Saint Louis,
Airport Revenue (Lambert-Saint
Louis International Airport)
(Airport Development Program)
(Insured; MBIA)	5.63	7/1/11	2,500,000 a	2,698,050
Saint Louis,
Airport Revenue (Lambert-Saint
Louis International Airport)
(Airport Development Program)
(Insured; MBIA)	5.63	7/1/11	5,000,000 a	5,396,100
Nebraska--2.1%
Omaha Public Power District,
Electric Revenue	5.50	2/1/14	37,300,000	40,981,883
Nevada--.9%
Clark County,
IDR (Nevada Power Company
Project)	5.60	10/1/30	3,000,000	2,860,530
Clark County,
IDR (Nevada Power Company
Project)	5.90	11/1/32	15,000,000	14,854,200

New Hampshire--1.0%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; MBIA)	6.00	5/1/21	15,500,000	15,929,195
New Hampshire Housing Finance
Authority, Single Family
Mortgage Acquisition Revenue	5.00	7/1/31	3,105,000	3,056,252
New Hampshire Housing Finance
Authority, Single Family
Residential Mortgage	6.85	1/1/25	1,125,000	1,138,264
New Jersey--9.6%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	9,505,000	9,689,777
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	12,120,000	12,009,344
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/31	9,865,000	9,742,871
New Jersey Economic Development
Authority, PCR (Public Service
Electric and Gas Company
Project) (Insured; MBIA)	6.40	5/1/32	39,140,000	39,514,178
New Jersey Transit Corporation,
Master Lease Agreement, COP,
Federal Transit Administration
Grants (Insured; AMBAC)	5.75	9/15/10	15,000,000 a	15,986,100
New Jersey Transportation Trust
Fund Authority (Insured; FSA)	6.00	6/15/12	24,660,000 c,d	27,506,997
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.75	6/15/18	7,750,000	8,910,718
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.75	6/15/20	12,645,000	14,641,013
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	5.75	1/1/17	30,000,000 c,d	31,450,500
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	6.75	6/1/13	3,000,000 a	3,503,310
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	12,065,000 a	14,232,719
New Mexico--.5%
New Mexico Finance Authority,

State Transportation Revenue
(Senior Lien) (Insured; MBIA)	5.25	6/15/20	8,000,000	8,646,880
New Mexico Mortgage Financing
Authority	6.80	1/1/26	1,015,000	1,045,176
New York--12.7%
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA)	5.50	12/1/12	10,000,000	11,043,300
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA)	5.50	12/1/13	25,860,000	28,957,511
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	17,025,000	19,576,367
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/31	8,250,000	8,541,968
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; AMBAC)	5.50	11/15/19	5,000,000	5,412,450
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	10,000,000	10,099,800
New York City	5.75	3/1/13	5,505,000 a	6,156,462
New York City	5.75	3/1/18	7,800,000	8,475,012
New York City	5.25	8/15/24	18,500,000	19,431,105
New York City
(Insured; MBIA)	5.50	5/15/09	11,180,000 a	11,647,659
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center,
LLC Project)	6.50	3/1/35	10,000,000	10,390,800
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	10,360,000	11,182,998
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	14,000,000	15,706,040
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.75	2/15/10	5,100,000 a	5,425,227
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.75	2/15/10	11,910,000 a	12,669,501
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50	5/1/10	29,100,000 a,c,d	30,939,557

New York State Dormitory
Authority, Consolidated Second
General Resolution Revenue
(City University System)	7.50	7/1/10	2,750,000	2,913,845
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; MBIA)	5.75	7/1/27	9,500,000	11,220,070
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.50	1/1/09	20,000,000 a	20,483,400
North Carolina--1.3%
Charlotte	5.25	2/1/15	9,380,000	9,595,177
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; AMBAC)	5.00	1/1/20	14,000,000	14,864,220
North Carolina Housing Finance
Agency, Single Family Revenue	6.50	9/1/26	1,300,000	1,330,667
Ohio--1.1%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	20,500,000	21,117,460
Oklahoma--.4%
Claremore Industrial and
Redevelopment Authority, EDR
(Yuba Project)	8.38	7/1/11	7,500,000	7,502,625
Pennsylvania--1.2%
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Reliant
Energy Seward, LLC Project)	6.75	12/1/36	10,000,000	10,639,800
Pennsylvania Economic Development
Financing Authority, SWDR (USG
Corporation Project)	6.00	6/1/31	12,000,000	12,046,800
South Carolina--1.2%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.88	12/1/12	4,000,000 a	4,506,360
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/23	15,000,000	15,691,500
South Carolina Housing Finance and
Development Authority,
Mortgage Revenue	6.70	7/1/27	1,440,000	1,476,432
South Carolina Housing Finance and
Development Authority,
Mortgage Revenue
(Collateralized; FHA)	6.75	7/1/26	815,000	815,864
Tennessee--2.2%
Johnson City Health and

Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/36	10,525,000	10,621,199
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.00	2/1/27	33,155,000	32,412,991
Texas--7.5%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines, Inc.
Project)	5.75	12/1/29	15,000,000	13,146,150
Brazos River Authority,
PCR (TXU Energy Company LLC
Project)	6.75	10/1/38	5,790,000	5,791,158
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement
Corporation Revenue (American
Airlines Inc.)	5.50	11/1/30	5,000,000	4,268,250
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement
Corporation Revenue (Learjet
Inc. Project)	6.15	1/1/16	5,865,000	5,783,652
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Improvement Revenue (Insured;
FGIC)	5.75	11/1/14	15,070,000	16,158,657
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Improvement Revenue (Insured;
FGIC)	5.75	11/1/15	10,000,000	10,582,200
Harris County Hospital District,
Mortgage Revenue (Insured;
AMBAC)	7.40	2/15/10	2,550,000	2,666,153
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Airport Improvement Projects)	5.70	7/15/29	2,000,000	1,818,640
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	6.75	7/1/21	10,000,000	10,205,900
Houston,
Airport System Special

Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	7.00	7/1/29	5,800,000	5,971,854
Houston,
Utilities System Revenue,
First Lien (Insured; FSA)	5.25	5/15/21	18,075,000	19,520,277
Houston Area Water Corporation,
City of Houston Contract
Revenue (Northeast Water
Purification Plant Project)
(Insured; FGIC)	5.25	3/1/12	2,470,000 a	2,662,067
San Antonio,
Water System Revenue (Insured;
FSA)	5.50	5/15/20	2,500,000	2,679,625
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; MBIA)	5.75	2/15/14	9,470,000	10,674,489
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	12,000,000	12,881,640
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.50	8/15/39	2,500,000	2,656,025
Tyler Health Facilities
Development Corporation, HR
Refunding and Improvement
Bonds (East Texas Medical
Center Regional Healthcare
System Project)	5.38	11/1/37	20,000,000	19,505,200
Virginia--1.5%
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000	1,677,045
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	5.50	6/1/15	10,000,000 a	11,102,100
Upper Occoquan Sewage Authority,
Regional Sewerage System
Revenue (Insured; MBIA)	5.15	7/1/20	5,210,000	5,789,613
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	5.00	10/1/26	10,000,000	10,026,000
Washington--2.9%
Bellevue
(Insured; MBIA)	5.50	12/1/39	12,000,000	12,909,360
Central Puget Sound Regional
Transit Authority, Sales
Tax Revenue (Insured; FSA)	5.00	11/1/32	10,000,000 b	10,481,800
Seattle,

Municipal Light and Power
Revenue, Improvement (Insured;
FSA)	5.50	3/1/13	11,585,000	12,334,897
Seattle,
Municipal Light and Power
Revenue, Improvement (Insured;
FSA)	5.50	3/1/16	15,400,000	16,401,770
Tumwater Office Properties,
LR (Washington State Office
Building)	5.00	7/1/28	5,110,000	5,217,514
West Virginia--1.0%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	10,000,000	10,007,000
West Virginia,
Infrastructure GO (Insured;
FGIC)	6.50	11/1/16	2,600,000 a	3,211,988
West Virginia,
Infrastructure GO (Insured;
FGIC)	0.00	11/1/26	5,450,000	2,197,059
West Virginia State Building
Commission, Subordinate LR
(West Virginia Regional Jail
and Correctional Facility
Authority) (Insured; AMBAC)	5.38	7/1/21	2,505,000	2,797,634
West Virginia Water Development
Authority, Water Development
Revenue (Loan Program II)
(Insured; AMBAC)	5.00	11/1/29	1,400,000	1,444,534
Wisconsin--2.2%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	25,000,000	26,249,500
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.63	2/15/29	9,725,000	9,788,213
Wisconsin Health and Educational
Facilities Authority, Revenue
(FH Healthcare Development
Inc. Project)	6.25	11/15/09	5,000,000 a	5,322,850
Wisconsin Health and Educational
Facilities Authority, Revenue
(Marshfield Clinic)	5.38	2/15/34	1,000,000	979,270
U.S. Related--1.8%
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	6.00	7/1/10	20,050,000 a	21,593,449
Puerto Rico Infrastructure
Financing Authority, Special
Obligation	5.50	10/1/32	7,000,000	7,413,560

Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/36	23,150,000	5,540,721
Total Long-Term Municipal Investments
(cost $1,899,601,148)				1,955,050,321
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.5%	Rate (%)	Date	Amount ($)	Value ($)

Florida--.2%
Sarasota County Public Hospital
Board, HR (Sarasota Memorial
Hospital Project) (Insured;
AMBAC)	3.70	12/1/07	4,500,000 e	4,500,000
Maryland--.1%
Carroll County,
Revenue (Fairhaven and Copper
Ridge - Episcopal Ministries
to the Aging Inc. Obligated
Group Issue) (Insured; Radian
Group and Liquidity Facility;
Branch Banking and Trust Co.)	5.25	12/7/07	2,725,000 e	2,725,000
Minnesota--.1%
Minnesota Higher Education
Facilities Authority, Revenue
(Saint Olaf College) (LOC;
Bank of Montreal)	3.55	12/1/07	1,335,000 e	1,335,000
Ohio--.4%
Trumbull County,
Health Care Facilities Revenue
and Improvement, Refunding
(Shepherd of the Valley
Lutheran Retirement Services,
Inc. Obligated Group)
(Insured; Radian Group and
Liquidity Facility; M&T Bank)	5.10	12/1/07	8,100,000 e	8,100,000
Pennsylvania--.3%
Beaver County Industrial
Development Authority, PCR,
Refunding (FirstEnergy
Generation Corporation
Project) (LOC; Barclays Bank
PLC)	3.55	12/1/07	6,000,000 e	6,000,000
Tennessee--.4%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility: KBC Bank and
Landesbank-Baden Wurttemberg)	3.60	12/1/07	2,000,000 e	2,000,000
Montgomery County Public Building
Authority, Pooled Financing
Revenue (Tennessee County Loan
Pool) (LOC; Bank of America)	3.54	12/1/07	5,000,000 e	5,000,000

Total Short-Term Municipal Investments
(cost $29,660,000)		29,660,000
Total Investments (cost $1,929,261,148)	101.7%	1,984,710,321
Liabilities, Less Cash and Receivables	(1.7%)	(33,426,667)
Net Assets	100.0%	1,951,283,654

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Purchased on a delayed delivery basis.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, these securities amounted to $121,335,954 or 6.2% of net assets.
d	Collateral for floating rate borrowings.
e	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes

RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier High Income Fund
November 30, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--97.5%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.4%
Alion Science and Technology,
Gtd. Notes	10.25	2/1/15	1,000,000	906,250
Auto Related--4.6%
American Axle and Manufacturing,
Gtd. Notes	7.88	3/1/17	850,000	790,500
Ford Motor Credit,
Sr. Notes	7.25	10/25/11	1,000,000	903,488
Ford Motor Credit,
Unscd. Notes	7.38	10/28/09	2,100,000	1,989,131
General Motors,
Sr. Notes	7.13	7/15/13	1,500,000	1,308,750
General Motors,
Unscd. Debs.	7.70	4/15/16	250,000	214,375
General Motors,
Debs.	8.25	7/15/23	500,000	412,500
GMAC,
Unsub. Notes	5.13	5/9/08	750,000	727,935
Goodyear Tire & Rubber,
Notes	7.86	8/15/11	1,000,000	1,025,000
Goodyear Tire & Rubber,
Gtd. Notes	9.13	12/1/09	1,000,000 a	1,010,000
Lear,
Gtd. Notes, Ser. B	8.75	12/1/16	1,000,000	925,000
Tenneco,
Sr. Unscd. Notes	8.13	11/15/15	500,000 b	501,250
United Components,
Sr. Sub. Notes	9.38	6/15/13	1,000,000	990,000
				10,797,929
Broadcasting & Media--2.6%
Allbritton Communications,
Sr. Sub. Notes	7.75	12/15/12	2,000,000	1,990,000
CMP Susquehanna,
Gtd. Notes	9.88	5/15/14	850,000	718,250
LIN Television,
Gtd. Debs.	2.50	5/15/33	1,500,000	1,481,250
LIN Television,
Gtd. Notes	6.50	5/15/13	1,000,000	950,000
Salem Communications Holding,
Gtd. Notes	7.75	12/15/10	1,000,000	1,000,000
				6,139,500
Cable & Media--4.4%
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	8.00	4/15/12	2,250,000 a	2,154,375
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	9.64	4/1/09	1,000,000 a	1,020,000

Echostar DBS,
Gtd. Notes	6.63	10/1/14	2,500,000	2,537,500
Mediacom Broadband,
Sr. Unscd. Notes	8.50	10/15/15	1,500,000	1,342,500
Mediacom,
Sr. Unscd. Notes	9.50	1/15/13	1,500,000	1,402,500
Virgin Media Finance,
Gtd. Notes	9.13	8/15/16	2,000,000	2,000,000
				10,456,875
Chemicals--2.3%
Hexion U.S. Finance/Nova Scotia
Finance, Gtd. Notes	9.75	11/15/14	1,050,000	1,134,000
Momentive Performance,
Gtd. Notes	9.75	12/1/14	750,000 b	699,375
Nalco,
Sr. Sub. Notes	8.88	11/15/13	1,500,000	1,567,500
PolyOne,
Sr. Notes	8.88	5/1/12	1,250,000	1,270,312
Tronox Worldwide Finance,
Gtd. Notes	9.50	12/1/12	750,000	720,000
				5,391,187
Consumer Products--4.0%
American Achievement,
Gtd. Notes	8.25	4/1/12	1,500,000	1,470,000
Central Garden and Pet,
Gtd. Notes	9.13	2/1/13	650,000	581,750
Da-Lite Screen,
Sr. Notes	9.50	5/15/11	1,500,000	1,500,000
Jarden,
Gtd. Notes	7.50	5/1/17	1,200,000	1,086,000
Leslie's Poolmart,
Sr. Notes	7.75	2/1/13	2,000,000	1,900,000
Simmons,
Gtd. Notes	7.88	1/15/14	2,000,000	1,880,000
Visant Holding,
Sr. Notes	8.75	12/1/13	1,000,000	1,002,500
				9,420,250
Environmental & Facilities Services--1.3%
Casella Waste Systems,
Sr. Sub. Notes	9.75	2/1/13	2,000,000	2,050,000
Waste Services,
Sr. Sub. Notes	9.50	4/15/14	1,000,000	1,005,000
				3,055,000
Food & Beverages--2.7%
B & G Foods,
Gtd. Notes	8.00	10/1/11	1,000,000	975,000
Constellation Brands,
Gtd. Notes	7.25	5/15/17	1,000,000 b	935,000
Del Monte,
Sr. Sub. Notes	8.63	12/15/12	400,000 a	406,000
Michael Foods,
Gtd. Notes	8.00	11/15/13	1,750,000	1,741,250

Pinnacle Foods,
Sr. Notes	9.25	4/1/15	1,000,000 b	910,000
Pinnacle Foods,
Sr. Sub. Notes	10.63	4/1/17	1,500,000 b	1,327,500
				6,294,750
Food & Drugs--1.5%
Rite Aid,
Scd. Notes	7.50	3/1/17	1,000,000	905,000
Rite Aid,
Sr. Unscd. Notes	8.63	3/1/15	1,000,000	850,000
Stater Brothers Holdings,
Gtd. Notes	7.75	4/15/15	1,000,000	975,000
Stater Brothers Holdings,
Sr. Notes	8.13	6/15/12	750,000	740,625
				3,470,625
Gaming--8.3%
Boyd Gaming,
Sr. Sub. Notes	6.75	4/15/14	1,000,000	957,500
Boyd Gaming,
Sr. Sub. Notes	7.75	12/15/12	1,500,000	1,533,750
CCM Merger,
Notes	8.00	8/1/13	1,500,000 b	1,398,750
Chukchansi Economic Development
Authority, Sr. Unscd. Notes	8.24	11/15/12	500,000 a,b	490,000
Herbst Gaming,
Gtd. Notes	7.00	11/15/14	1,750,000	1,163,750
Herbst Gaming,
Sr. Sub. Notes	8.13	6/1/12	50,000	35,250
Isle of Capri Casinos,
Gtd. Notes	7.00	3/1/14	1,000,000	860,000
MGM Mirage,
Gtd. Notes	7.50	6/1/16	1,750,000	1,728,125
Mohegan Tribal Gaming,
Gtd. Notes	6.88	2/15/15	400,000	372,000
MTR Gaming Group,
Gtd. Notes, Ser. B	9.75	4/1/10	1,000,000	1,005,000
Penn National Gaming,
Sr. Sub. Notes	6.75	3/1/15	500,000	508,750
Penn National Gaming,
Gtd. Notes	6.88	12/1/11	500,000	501,250
Pinnacle Entertainment I,
Sr. Sub. Notes	7.50	6/15/15	1,500,000 b	1,395,000
Pinnacle Entertainment,
Gtd. Notes	8.25	3/15/12	1,500,000	1,522,500
Seneca Gaming,
Sr. Unscd. Notes, Ser. B	7.25	5/1/12	1,000,000	1,010,000
Seneca Gaming,
Sr. Notes	7.25	5/1/12	1,400,000	1,414,000
Shuffle Master,
Sr. Notes	1.25	4/15/24	1,000,000	923,750
Station Casinos,
Sr. Sub. Notes	6.88	3/1/16	600,000	480,750

Station Casinos,
Sr. Unscd. Notes	7.75	8/15/16	1,500,000	1,417,500
Wynn Las Vegas,
First Mortgage Notes	6.63	12/1/14	1,000,000	975,000
				19,692,625
Health Care--10.0%
Advanced Medical Optics,
Sr. Sub. Notes	3.25	8/1/26	1,000,000	808,750
Advanced Medical Optics,
Gtd. Notes	7.50	5/1/17	1,000,000	915,000
Bausch & Lomb,
Sr. Unscd. Notes	9.88	11/1/15	1,000,000 b	1,015,000
Carriage Services,
Gtd. Notes	7.88	1/15/15	1,000,000	987,500
Community Health Systems,
Gtd. Notes	8.88	7/15/15	2,250,000	2,283,750
HCA
Scd. Notes	9.25	11/15/16	2,500,000	2,593,750
HCA,
Sr. Unscd. Notes	6.50	2/15/16	1,250,000	1,046,875
Health Management Associates,
Scd. Notes	6.13	4/15/16	700,000	611,085
IASIS Healthcare,
Gtd. Notes	8.75	6/15/14	1,500,000	1,462,500
LifePoint Hospitals,
Sr. Sub. Notes	3.25	8/15/25	550,000 b	482,625
LVB Acquisition Merger,
Gtd. Notes	10.00	10/15/17	750,000 b	762,187
Omnicare,
Gtd. Debs., Ser. OCR	3.25	12/15/35	200,000	151,250
Par Pharmaceutical Cos.,
Sr. Sub. Notes	2.88	9/30/10	750,000	693,750
Psychiatric Solutions,
Gtd. Notes	7.75	7/15/15	400,000	392,000
Psychiatric Solutions,
Gtd. Notes	7.75	7/15/15	1,500,000	1,470,000
Reable Therapeutics Finance,
Sr. Unscd. Notes	10.88	11/15/14	500,000 b	482,500
Service Corp. International,
Sr. Unscd. Notes	7.63	10/1/18	1,000,000	997,500
Stewart Enterprises,
Sr. Notes	6.25	2/15/13	600,000 a	573,000
United Surgical Partners,
Gtd. Notes	8.88	5/1/17	1,500,000	1,470,000
Universal Hospital Services,
Scd. Notes	8.76	6/1/15	2,000,000 a,b	1,980,000
Vanguard Health Holding II,
Sr. Sub. Notes	9.00	10/1/14	1,200,000	1,143,000
Warner Chilcott,
Gtd. Notes	8.75	2/1/15	1,500,000 a	1,552,500
				23,874,522
Investment Managers -- .6%

Nuveen Investments,
Sr. Notes	10.50	11/15/15	1,400,000 b	1,389,500
Manufacturing--2.0%
Chart Industries,
Sr. Sub. Notes	9.13	10/15/15	1,750,000 a	1,820,000
RBS Global & Rexnord,
Gtd. Notes	9.50	8/1/14	100,000	99,500
Terex,
Sr. Sub. Notes	8.00	11/15/17	1,000,000	1,010,000
Trimas,
Gtd. Notes	9.88	6/15/12	1,750,000	1,732,500
				4,662,000
Media/Diversified & Services--5.1%
Dex Media,
Sr. Discount Notes	9.00	11/15/13	2,000,000 c	1,845,000
Hughes Network Systems,
Gtd. Notes	9.50	4/15/14	2,500,000	2,531,250
Intelsat Bermuda,
Gtd. Notes	9.25	6/15/16	1,000,000	1,023,750
Intelsat Bermuda,
Sr. Unscd. Notes	11.25	6/15/16	2,100,000	2,184,000
Lamar Media,
Sr. Sub. Notes	6.63	8/15/15	500,000 b	477,500
Lamar Media,
Sr. Unscd. Notes	6.63	8/15/15	1,000,000	955,000
Quebecor Media,
Sr. Unscd. Notes	7.75	3/15/16	500,000 b	468,750
Quebecor Media,
Sr. Notes	7.75	3/15/16	2,000,000	1,875,000
RH Donnelley,
Sr. Unscd. Notes	6.88	1/15/13	800,000	734,000
				12,094,250
Mining & Metals--2.4%
Aleris International,
Gtd. Notes	10.00	12/15/16	1,500,000	1,267,500
Alpha Natural Resources,
Gtd. Notes	10.00	6/1/12	1,500,000 a	1,597,500
Arch Western Finance,
Gtd. Notes	6.75	7/1/13	1,500,000 a	1,458,750
Massey Energy,
Gtd. Notes	6.63	11/15/10	1,000,000	977,500
Massey Energy,
Gtd. Notes	6.88	12/15/13	500,000	475,000
				5,776,250
Non Food & Drug--5.3%
Autonation,
Gtd. Notes	7.24	4/15/13	1,700,000 a	1,606,500
Buhrmann US,
Gtd. Notes	8.25	7/1/14	2,000,000	1,920,000
Pantry,
Gtd. Notes	7.75	2/15/14	1,000,000	930,000
Petro Stopping Centers,

Gtd. Notes	9.00	2/15/12	1,000,000	1,042,500
Sally Holdings,
Gtd. Notes	9.25	11/15/14	1,000,000	1,000,000
Sally Holdings,
Gtd. Notes	10.50	11/15/16	1,750,000	1,750,000
Susser Holdings,
Gtd. Notes	10.63	12/15/13	1,412,000	1,482,600
United Auto Group,
Gtd. Bonds	7.75	12/15/16	1,500,000	1,432,500
Yankee Acquisition,
Gtd. Notes, Ser. B	8.50	2/15/15	1,000,000	930,000
Yankee Acquisition,
Gtd. Notes, Ser. B	9.75	2/15/17	400,000	371,000
				12,465,100
Oil & Gas--8.9%
Berry Petroleum,
Sr. Sub. Notes	8.25	11/1/16	1,050,000	1,068,375
Complete Production Services,
Gtd. Notes	8.00	12/15/16	1,500,000	1,432,500
Compton Petroleum Finance,
Gtd. Notes	7.63	12/1/13	1,500,000	1,410,000
Denbury Resources,
Gtd. Notes	7.50	4/1/13	1,000,000	1,022,500
Denbury Resources,
Sr. Sub. Notes	7.50	12/15/15	1,000,000	1,017,500
Encore Acquisition,
Gtd. Notes	6.00	7/15/15	1,500,000	1,357,500
Encore Acquisition,
Gtd. Notes	6.25	4/15/14	750,000	697,500
Energy Partners,
Gtd. Notes	9.75	4/15/14	1,500,000	1,440,000
Exco Resources,
Gtd. Notes	7.25	1/15/11	3,000,000	2,932,500
Key Energy Services,
Sr. Notes	8.38	12/1/14	1,000,000 b	1,007,500
Mariner Energy,
Gtd. Notes	8.00	5/15/17	1,500,000	1,425,000
PetroHawk Energy,
Gtd. Notes	9.13	7/15/13	2,065,000	2,178,575
Petroplus Finance,
Gtd. Notes	7.00	5/1/17	2,500,000 b	2,312,500
W&T Offshore,
Gtd. Notes	8.25	6/15/14	2,000,000 b	1,890,000
				21,191,950
Packaging & Containers--.7%
BWAY,
Gtd. Notes	10.00	10/15/10	1,000,000 a	1,010,000
Owens Brockway Glass Container,
Gtd. Notes	6.75	12/1/14	750,000	748,125
				1,758,125
Paper & Forest Products--1.4%
Abitibi-Consolidated Finance,

Gtd. Notes	7.88	8/1/09	200,000	192,500
Abitibi-Consolidated of Canada,
Gtd. Notes	9.19	6/15/11	200,000 a	159,250
Boise Cascade,
Gtd. Notes	7.13	10/15/14	850,000	826,625
Stone Container,
Sr. Unscd. Notes	8.00	3/15/17	2,000,000	1,930,000
Stone Container,
Sr. Notes	8.38	7/1/12	250,000	245,625
				3,354,000
Printing & Publishing--3.9%
Cenveo Corporation,
Sr. Sub. Notes	7.88	12/1/13	1,500,000	1,342,500
Idearc,
Gtd. Notes	8.00	11/15/16	2,500,000	2,350,000
R.H. Donnelley,
Sr. Notes, Ser. A-3	8.88	1/15/16	2,000,000	1,900,000
Windstream Regatta Holdings,
Sr. Sub. Notes	11.00	12/1/17	1,250,000 b	1,268,750
Windstream,
Gtd. Notes	7.00	3/15/19	2,000,000	1,905,000
Windstream,
Gtd. Notes	8.63	8/1/16	500,000	521,250
				9,287,500
Real Estate Investment Trusts -- .2%
General Growth Properties,
Sr. Notes	3.98	4/15/27	500,000 b	431,875
Restaurants--.8%
Seminole Hard Rock Entertainment,
Scd. Notes	8.19	3/15/14	2,000,000 a,b	1,930,000
Support Services--8.3%
Aramark,
Gtd. Notes	8.41	2/1/15	1,000,000 a	975,000
Aramark,
Gtd. Notes	8.50	2/1/15	3,000,000	3,026,250
Avis Budget Car Rental,
Gtd. Notes	7.37	5/15/14	1,250,000 a	1,162,500
Corrections Corp. of America,
Sr. Notes	7.50	5/1/11	750,000	763,125
Education Management,
Gtd. Notes	10.25	6/1/16	1,000,000	1,025,000
FTI Consulting,
Gtd. Notes	7.75	10/1/16	1,100,000	1,146,750
Hertz,
Gtd. Notes	8.88	1/1/14	2,250,000	2,261,250
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	2,000,000 b	1,725,000
Iron Mountain,
Gtd. Notes	7.75	1/15/15	1,000,000	1,010,000
Iron Mountain,
Gtd. Notes	8.63	4/1/13	500,000	506,875
L-1 Identity Solutions I,

Sr. Notes	3.75	5/15/27	500,000	503,583
Mac-Gray,
Sr. Unscd. Notes	7.63	8/15/15	1,250,000	1,225,000
Mobile Services Group,
Sr. Notes	9.75	8/1/14	1,000,000 b	915,000
Neff,
Gtd. Notes	10.00	6/1/15	100,000	60,500
Rental Service,
Gtd. Notes	9.50	12/1/14	1,400,000	1,305,500
West,
Gtd. Notes	9.50	10/15/14	1,000,000	990,000
West,
Gtd. Notes	11.00	10/15/16	1,000,000	1,005,000
				19,606,333
Technology--3.5%
Celestica,
Sr. Sub. Notes	7.63	7/1/13	500,000	472,500
Celestica,
Sr. Sub. Notes	7.88	7/1/11	500,000	486,250
Flextronics International,
Sr. Sub. Notes	6.50	5/15/13	500,000	488,750
Freescale Semiconductor,
Gtd. Notes	10.13	12/15/16	1,000,000	862,500
Sungard Data Systems,
Gtd. Notes	9.13	8/15/13	1,500,000	1,533,750
Sungard Data Systems,
Gtd. Notes	10.25	8/15/15	2,500,000	2,587,500
Syniverse Technologies,
Gtd Notes, Ser. B	7.75	8/15/13	2,000,000	1,940,000
				8,371,250
Telecommunications--5.6%
Centennial Communications,
Sr. Unscd. Notes	8.13	2/1/14	1,000,000 a	992,500
Centennial Communications,
Sr. Notes	10.98	1/1/13	1,500,000 a	1,541,250
Cincinnati Bell,
Gtd. Notes	8.38	1/15/14	1,500,000	1,458,750
Citizens Communications,
Sr. Unscd. Notes	7.88	1/15/27	1,000,000	965,000
Hawaiian Telcom Communications,
Gtd. Notes, Ser. B	10.32	5/1/13	500,000 a	503,750
Level 3 Financing,
Gtd. Notes	8.75	2/15/17	1,250,000	1,078,125
Nordic Telephone Holdings,
Scd. Bonds	8.88	5/1/16	3,500,000 b	3,570,000
Paetec Holding,
Gtd. Notes	9.50	7/15/15	2,000,000 b	1,995,000
Qwest,
Sr. Notes	8.94	6/15/13	1,000,000 a	1,032,500
				13,136,875
Textiles & Apparel--1.8%
Hanesbrands,

Gtd. Notes, Ser. B	8.78	12/15/14	1,500,000 a	1,485,000
Oxford Industries,
Gtd. Notes	8.88	6/1/11	1,150,000	1,147,125
Perry Ellis International,
Gtd. Notes, Ser. B	8.88	9/15/13	500,000	487,500
Warnaco,
Sr. Unscd. Notes	8.88	6/15/13	1,000,000	1,030,000
				4,149,625
Transportation--1.4%
Bristow Group,
Sr. Notes	7.50	9/15/17	1,000,000 b	1,008,750
CHC Helicopter,
Gtd. Notes	7.38	5/1/14	1,000,000	955,000
Gulfmark Offshore,
Gtd. Notes	7.75	7/15/14	1,250,000 a	1,268,750
				3,232,500
Utilities--3.5%
Dynegy Holdings,
Sr. Unscd. Debs.	7.13	5/15/18	500,000	433,750
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	1,000,000	966,250
Edison Mission Energy,
Sr. Unscd. Notes	7.20	5/15/19	1,000,000	960,000
Edison Mission Energy,
Sr. Unscd. Notes	7.63	5/15/27	1,000,000	937,500
Energy Future Holdings,
Gtd. Notes	10.88	11/1/17	750,000 b	738,750
Inergy,
Sr. Unscd. Notes	6.88	12/15/14	1,500,000	1,455,000
NRG Energy,
Gtd. Notes	7.38	2/1/16	1,500,000	1,473,750
Texas Computer Electric Holdings,
Gtd. Notes	10.25	11/1/15	1,250,000 b	1,209,375
				8,174,375
Total Bonds and Notes
(cost $238,442,418)				230,511,021

Preferred Stocks--.0%			Shares	Value ($)

Broadcasting & Media
Spanish Broadcasting System,
Ser. B, Cum. $107
(cost $721)			1	679

Other Investment--.4%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $981,000)			981,000 [d]	981,000

Total Investments (cost $239,424,139)			97.9%	231,492,700
Cash and Receivables (Net)			2.1%	5,049,756
Net Assets			100.0%	236,542,456

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, these securities amounted to $34,717,437 or 14.7% of net assets.
c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Registrant has revised its internal control over financial reporting with respect to investments in certain inverse floater structures to account for such investments as secured borrowings and to report the related income and expense.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 24, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 24, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)